TRP664  (3/96)

1995 Annual Report
T. Rowe Price Variable Annuity

T. Rowe Price
Variable Annuity
Financial Statements

Period from May 1, 1995 (inception)
to December 31, 1995

Contents
Report of Independent Auditors . . . . . . . . . . . . . . .2
Audited Financial Statements
      Balance Sheet. . . . . . . . . . . . . . . . . . . . .3
      Statement of Operations and
         Changes in Net Assets . . . . . . . . . . . . . . .4
      Notes to Financial Statements. . . . . . . . . . . . .5

Notice of Contract Owners' Meeting

The annual meeting of contract owners will be held on Tuesday, June 4, 1996, at Security Benefit Life Insurance Company, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each contract owner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted for the information of T. Rowe Price No-Load Variable Annuity contract owners. The T. Rowe Price No-Load Variable Annuity (V6021) is issued by Security Benefit Life Insurance Company.

Report of Independent Auditors

The Contract Owners of T. Rowe Price Variable Annuity and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity (the Company) as of December 31, 1995, and the related statement of operations and changes in net assets for the period from May 1, 1995 (inception) to December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of T. Rowe Price Variable Annuity at December 31, 1995, and the results of its operations and changes in its net assets for the period from May 1, 1995 (inception) to December 31, 1995, in conformity with generally accepted accounting principles.

Ernst & Young LLP

February 2, 1996

Balance Sheet
T. Rowe Price Variable Annuity
December 31, 1995
(Dollars in Thousands)

Assets

Investments:

  T. Rowe Price Portfolios:
     New America Growth Portfolio - 293,778 shares
        at net asset value of $15.23 per share
        (cost, $4,294) . . . . . . . . . . . . . . . . . . .  $  4,474
     International Stock Portfolio - 217,083 shares
        at net asset value of $11.26 per share
        (cost, $2,367) . . . . . . . . . . . . . . . . . . .     2,444
     Equity Income Portfolio - 342,348 shares
        at net asset value of $13.21 per share
        (cost, $4,346) . . . . . . . . . . . . . . . . . . .     4,522
     Personal Strategy Balanced Portfolio - 141,994 shares
        at net asset value of $12.43 per share
        (cost, $1,724) . . . . . . . . . . . . . . . . . . .     1,765
     Limited-Term Bond Portfolio - 182,590 shares
        at net asset value of $5.06 per share
        (cost, $917) . . . . . . . . . . . . . . . . . . . .       924
Actuarial risk fees receivable . . . . . . . . . . . . . . .         1
                                                             _________
Total assets . . . . . . . . . . . . . . . . . . . . . . . .  $ 14,130
                                                             _________
                                                             _________

Net Assets

Net assets are represented by (Note 3):

                                      Number of     Unit
                                        Units       Value
                                      _________    ______
  New America Growth Subaccount:
    Accumulation units . . . . . . . . .333,934    $13.40     $ 4,474
  International Stock Subaccount:
    Accumulation units . . . . . . . . .218,427     11.19       2,444
  Equity Income Subaccount:
    Accumulation units . . . . . . . . .365,712     12.37       4,522
  Personal Strategy Balanced Subaccount:
    Accumulation units . . . . . . . . .148,349     11.90       1,765
  Limited-Term Bond Subaccount:
    Accumulation units . . . . . . . . . 86,891     10.64         925
                                                            _________
Total net assets . . . . . . . . . . . . . . .                $14,130
                                                            _________
                                                            _________

See accompanying notes.

Statement of Operations and Changes in Net Assets

T. Rowe Price Variable Annuity
Period from May 1, 1995 (inception) to December 31, 1995
(Dollars In Thousands)
                                                           Per-    Lim-
                                 New     Inter-   Equity   sonal   ited
                                Amer-      na-      In-    Stra-   Term
                                 ica     tional    come    tegy    Bond
                               Growth     Stock    Sub-   Balan-   Sub-
                                Sub-      Sub-     Acc-  ced Sub-  Acc-
                               Account   Account   ount   Account  ount
                              ________   _______  _______ _______ ______

Dividend distributions . . . .  $    -  $    -  $   44  $   16  $    8
Expenses (Note 2):
  Mortality and expense
  risk fee . . . . . . . . . .      (4)     (3)     (4)     (1)     (1)
                                ______  ______  ______  ______  ______
Net investment
  income (loss). . . . . . . .      (4)     (3)     40      15       7
Realized gain (loss) on
  investments. . . . . . . . .      48      (8)     41       7       1
Unrealized appreciation
  on investments . . . . . . .     180      77     176      41       7
                                ______  ______  ______  ______  ______
Net realized and
  unrealized gain
  on investments . . . . . . .     228      69     217      48       8
                                ______  ______  ______  ______  ______
Net increase in net assets
  resulting from
  operations . . . . . . . . .     224      66     257      63      15
Net assets at
  beginning of period. . . . .       -       -       -       -       -
Variable annuity
  deposits (Notes 2 and 3) . .   4,279   2,410   4,348   1,714   1,182
Terminations and
  withdrawals
  (Notes 2 and 3). . . . . . .     (29)    (32)    (83)    (12)   (272)
                                ______  ______  ______  ______  ______

Net assets at end
  of period. . . . . . . . . .  $4,474  $2,444  $4,522  $1,765  $  925
                                ______  ______  ______  ______  ______
                                ______  ______  ______  ______  ______

See accompanying notes.

Notes to Financial Statements

T. Rowe Price No-Load Variable Annuity
December 31, 1995

1  Organization and Significant Accounting Policies

Organization

T. Rowe Price Variable Annuity (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All deposits received by the Account have been invested in one of the portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, amounts deposited are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, and Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term securities.

      Under the terms of the investment advisory contracts, portfolio investments are made by T. Rowe Price Associates, Inc., for each portfolio except those of the T. Rowe Price International Stock Portfolio, which is advised by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price Associates, Inc.

Investment Valuation

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

      The cost of investments purchased and proceeds from investments sold during the period from May 1, 1995 (inception), to December 31, 1995, were as follows:

                                          Cost of     Proceeds
                                         Purchases    From Sales
                                         ________     _________
                                               (In Thousands)

New America
   Growth Portfolio                       $4,685         $439
International Stock
   Portfolio                               2,698          323
Equity Income Portfolio                    4,967          662
Personal Strategy
   Balanced Portfolio                      1,952          235
Limited-Term
   Bond Portfolio                          1,237          321

Annuity Reserves

As of December 31, 1995, annuity reserves have not been established because there are no contracts which have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective portfolio. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

Under current law, no federal income taxes are payable with respect to the Account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Variable Annuity Contract Charges

Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of .55% of the average daily net assets of each account.

      When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  Summary of Unit Transactions

Unit transactions during the period from May 1, 1995 (inception) to December 31, 1995, were as follows (in thousands):

New America Growth Subaccount:
      Variable annuity deposits              336
      Terminations and withdrawals             2
International Stock Subaccount:
      Variable annuity deposits              221
      Terminations and withdrawals             3
Equity Income Subaccount:
      Variable annuity deposits              373
      Terminations and withdrawals             7
Personal Strategy Balanced Subaccount:
      Variable annuity deposits              149
      Terminations and withdrawals             1
Limited-Term Bond Subaccount:
      Variable annuity deposits              113
      Terminations and withdrawals            26